Investment Objectives and Goals - Capital Group Core Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Equity ETF
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.